RECONCILIATIONS OF NET SALES - Schedule of Reconciliation of Net Sales (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Gross sales	$ 160,092	$ 1,582,063	$ 1,787,947	$ 2,571,977
Less:
Sales discounts	2,383	23,101	26,826	52,075
Credits	507		5,449
Returns and allowances		9		379
Trade spending	29,348	567,398	676,943	945,569
Slotting fees		29,000	50,000	152,000
Net sales	$ 127,854	$ 962,555	$ 1,028,729	$ 1,421,954